Commitment and Contingencies (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Net operating lease rental expenses	$ 132,475	$ 121,630	$ 155,000	$ 129,000
Employment agreement base salary	350,000
Bonus percentage of salary	10.00%
Signing bonus paid	100,000
Legal services			$ 40,000